TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 82.8%
	AEROSPACE & DEFENSE - 3.3%
32,170	AAR Corporation(a)	$2,663,354
10,796	Moog, Inc., Class A	2,629,366
		5,292,720
	AUTOMOTIVE - 0.8%
27,128	XPEL, Inc.(a)	1,353,958

	BANKING - 15.2%
78,227	Atlantic Union Bankshares Corporation	2,761,413
44,581	Banner Corporation	2,793,445
23,198	City Holding Company	2,765,202
18,953	Coastal Financial Corporation(a)	2,171,824
49,568	FB Financial Corporation	2,765,894
53,773	First Bancorp	2,731,131
73,899	National Bank Holdings Corporation, Class A	2,808,901
78,391	Renasant Corporation	2,760,931
87,335	Seacoast Banking Corporation of Florida	2,744,066
		24,302,807
	BIOTECH & PHARMA - 1.7%
43,479	Prestige Consumer Healthcare, Inc.(a)	2,682,220

	CHEMICALS - 5.6%
42,180	Avient Corporation	1,317,703
14,866	Hawkins, Inc.	2,111,864
18,078	Innospec, Inc.	1,383,690
29,698	Sensient Technologies Corporation	2,790,126
29,811	Stepan Company	1,411,849
		9,015,232
	CONSTRUCTION MATERIALS - 1.3%
28,813	Knife River Corporation(a)	2,026,995

	ELECTRIC UTILITIES - 3.0%
71,634	Avista Corporation	2,760,774
31,026	Northwestern Energy Group, Inc.	2,002,418
		4,763,192

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 82.8% (Continued)
	ELECTRICAL EQUIPMENT - 3.5%
51,931	Atmus Filtration Technologies, Inc.	$2,695,738
180,863	Hayward Holdings, Inc.(a)	2,794,333
		5,490,071
	ENGINEERING & CONSTRUCTION - 2.6%
31,825	Everus Construction Group, Inc.(a)	2,722,947
6,910	MYR Group, Inc.(a)	1,509,835
		4,232,782
	FOOD - 0.8%
15,008	J & J Snack Foods Corporation	1,356,273

	FORESTRY, PAPER & WOOD PRODUCTS - 0.9%
19,681	Boise Cascade Company	1,448,522

	GAS & WATER UTILITIES - 0.5%
43,578	MDU Resources Group, Inc.	850,643

	HEALTH CARE FACILITIES & SERVICES - 0.9%
14,115	Addus HomeCare Corporation(a)	1,515,810

	HOME CONSTRUCTION - 1.8%
47,469	Century Communities, Inc.	2,817,285

	HOUSEHOLD PRODUCTS - 2.6%
52,220	Central Garden & Pet Company, Class A(a)	1,524,302
30,018	Interparfums, Inc.	2,546,427
		4,070,729
	INDUSTRIAL INTERMEDIATE PROD - 3.0%
19,113	AZZ, Inc.	2,048,531
12,387	Standex International Corporation	2,691,448
		4,739,979
	INSTITUTIONAL FINANCIAL SERVICES - 2.6%
85,663	Perella Weinberg Partners	1,481,970
7,747	Piper Sandler Companies	2,631,733
		4,113,703

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 82.8% (Continued)
	INSURANCE - 1.7%
112,801	Baldwin Insurance Group, Inc. (The)(a)	$2,710,608

	LEISURE FACILITIES & SERVICES - 1.3%
40,241	Cheesecake Factory, Inc. (The)	2,031,366

	LEISURE PRODUCTS - 1.7%
60,632	YETI Holdings, Inc.(a)	2,678,115

	MACHINERY - 1.7%
8,056	Alamo Group, Inc.	1,352,361
11,578	Lindsay Corporation	1,364,699
		2,717,060
	MEDICAL EQUIPMENT & DEVICES - 1.7%
31,368	Merit Medical Systems, Inc.(a)	2,764,775

	OFFICE REIT - 1.7%
98,046	COPT Defense Properties	2,725,679

	OIL & GAS PRODUCERS - 4.2%
6,756	Gulfport Energy Corporation(a)	1,405,180
71,139	Infinity Natural Resources, Inc., Class A(a)	1,047,877
68,067	Magnolia Oil & Gas Corporation, Class A	1,489,987
128,962	Northern Oil & Gas, Inc.	2,768,815
		6,711,859
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
39,889	Thermon Group Holdings, Inc.(a)	1,482,275

	REAL ESTATE INVESTMENT TRUSTS - 2.2%
17,154	PotlatchDeltic Corporation	682,386
145,718	Urban Edge Properties	2,796,328
		3,478,714
	REAL ESTATE SERVICES - 0.9%
85,461	Newmark Group, Inc., Class A	1,481,894

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 82.8% (Continued)
	RETAIL - DISCRETIONARY - 3.3%
55,843	Academy Sports & Outdoors, Inc.	$2,789,917
7,161	Boot Barn Holdings, Inc.(a)	1,263,702
21,237	Sonic Automotive, Inc., Class A	1,313,721
		5,367,340
	RETAIL REIT - 1.7%
118,479	Four Corners Property Trust, Inc.	2,732,126

	SEMICONDUCTORS - 2.6%
39,399	Power Integrations, Inc.	1,400,240
95,451	Veeco Instruments, Inc.(a)	2,727,990
		4,128,230
	SOFTWARE - 4.3%
48,343	BlackLine, Inc.(a)	2,672,884
29,936	Donnelley Financial Solutions, Inc.(a)	1,397,712
125,110	Verra Mobility Corporation(a)	2,803,715
		6,874,311
	TRANSPORTATION & LOGISTICS - 1.2%
25,997	ArcBest Corporation	1,928,717

	TRANSPORTATION EQUIPMENT - 1.6%
56,024	Blue Bird Corporation(a)	2,633,128

	TOTAL COMMON STOCKS (Cost $126,183,206)	132,519,118

	EXCHANGE-TRADED FUND — 15.0%
	EQUITY - 15.0%
580,000	Timothy Plan US Small Cap Core ETF(b)	24,041,000

	TOTAL EXCHANGE-TRADED FUND (Cost $14,834,080)	24,041,000

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.0%
	MONEY MARKET FUND - 2.0%
3,190,213	Fidelity Investments Money Market Government Portfolio, Class I, 3.64%(c) (Cost $3,190,213)	$3,190,213

	TOTAL INVESTMENTS - 99.8% (Cost $144,207,499)	$159,750,331
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	382,593
	NET ASSETS - 100.0%	$160,132,924

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.